STOCKHOLDERS DEFICIT (Detail Narrative) - USD ($)	1 Months Ended		12 Months Ended
	Aug. 30, 2022	Dec. 31, 2020	Dec. 31, 2022	Dec. 31, 2021
Shares issued worth of shares per to director, value			$ 5,000
Cash issued to director			2,500
Accrued cash compensation			60,000
Stock based compensation			$ 766,656	$ 766,656
Stock-based compensation, shares			16,667
Preferred shares par value			$ 0.001	$ 0.001
Cash proceeds				$ 1,415,000
Selling of an additional shares			12,860	56,600
Recognized dividends			$ 195,145	$ 106,825
Cash dividends payments			$ 142,239	$ 105,327
Weighted Average Exercise price,Granted			$ 9.00	$ 5.95
Unpaid dividends			$ 54,404	$ 1,498
Series A preferred shares outstanding			69,660	56,600
Common stock shares authorized			50,000,000	50,000,000
Common stock par value			$ 0.001	$ 0.001
Description of the underwriting agreement			During the year ended December 31, 2022, the Company issued a total of 49,560 options with an exercise price of $5.95, and an exercise term of three years. The Company estimated fair value of these options to be $4.41 per share using a Black-Scholes option pricing model, and the expense associated with the options will be recognized over the requite service period of 20 months
Additional shares of common stock			$ 413,063
Additional warrants			$ 826,126
Percentage shares of common stock			15.00%
Description of additional warrants			On August 29, 2022, the underwriter partially exercised this option and purchased 609,750 additional warrants at the purchase price of $.01 per warrant for aggregate gross proceeds of $6,097.50
Warrant to purchase shares of the company			$ 82,613
Exercise price			$ 5,500
Initial public offering price			110.00%
Shares of common stock sold			2,753,750
Selling of warrants			$ 5,507,500
Proceeds from issuance of warrants	$ 13,774,848
Net proceeds	$ 12,225,470
Weighted average remaining life			8 months 30 days
Risk free interest rate			1.23%
Dividend yield			0.00%
Shares granted to employees and consultants		$ 3,233,336
Recognize share based compensation			$ 121,672
Shares awarded to the company board of directors			$ 2,800
Issued options			49,560
Estimated fair value of these options			$ 363,000
Additional options			23,100
Description of Black Scholes option pricing Model			1) dividend yield of 0%; 2) risk-free rate of 0.97% to 1.91%; 3) volatility of 127.7% to 129.5% based on a group of peer group companies; 4) a common stock price of $5.95 based on the most recent common stock sales for cash, and 5) an expected term of three years	the Company award 10,000 common stock options to an employee, of which 500 vested immediately, and 500 per month thereafter until fully vested. The fair value of the stock options was estimate using a black-Scholes option pricing model and the following assumptions: 1) dividend yield of 0%; 2) risk-free rate of 0.49%; 3) volatility of 127.6% based on a group of peer group companies
Weighted average period remaining contractual life			4 years 7 months 20 days
Stock based compensation 1			$ 40,000
Additional compensation cost			$ 138,908
Series A Preferred stock [Member]
Preferred stock authorized			5,000,000
Preferred shares par value			$ 0.001	$ 0.001
Designated			1,000,000
Cash proceeds			$ 321,500	$ 2,010,000
Series A preferred shares outstanding			69,660	56,800
Initial public offering price				$ 1,610,000